Submission	May 28, 2025
Submission [Line Items]
Central Index Key	0001318220
Registrant Name	Waste Connections, Inc.
Registration File Number	333-282813
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES